Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000151115
Shareholder Report [Line Items]
Fund Name	Global High Income Bond Fund
Class Name	Investor Class
Trading Symbol	RPIHX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - Investor Class	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global high yield bonds produced positive returns in 2025, supported by healthy credit fundamentals and resilient economies. The asset class overcame concerns about U.S. tariffs, several high-profile bankruptcies, and the longest U.S. government shutdown on record.

  Compared with the style-specific ICE BofA Global High Yield Index (hedged to USD), our defensive, risk-aware positioning contributed due to our avoidance of distressed issuers that underperformed during the period, including New Fortress Energy and Saks Global. Nielsen, a global leader in audience measurement, data, and analytics, added value in the media segment, as did our lower exposure to petrochemical company Braskem in the chemicals industry.

  Selection in the energy and information technology segments detracted, partly due to Brazilian energy company Raizen and McAfee, a provider of consumer cyber security services, respectively. Not owning the Warner Bros Discovery bonds that rallied when Paramount made an offer to acquire the company also weighed on relative results.

  The fund seeks high income and some capital appreciation. We reduced our holdings in European high yield amid concerns about rich valuations. Additionally, we trimmed our energy industry allocation due to softer oil prices and OPEC’s decision to expand production targets.

  The portfolio maintained allocations to select types of derivatives for hedging purposes. The fund had a material exposure to currency forward contracts during the reporting period, which had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global High Income Bond Fund (Investor Class)	9.29%	4.19%	6.21%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
ICE BofA Global High Yield Index Hedged to USD (Strategy Benchmark)	8.61	4.19	6.32

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 728,231,000
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 3,469,000
InvestmentCompanyPortfolioTurnover	57.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$728,231 Number of Portfolio Holdings312
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	86.4%
Bank Loans	8.9
Municipal Securities	0.5
Preferred Stocks	0.3
Convertible Preferred Stocks	0.2
Common Stocks	0.2
Convertible Bonds	0.0
Short-Term and Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	2.2%
Venture Global Holdings	1.2
Jane Street Group	1.2
Level 3 Financing	1.0
CVS Health	1.0
IMA Industria Macchine Automatiche	1.0
Navient	0.9
Ecopetrol	0.9
CHS	0.9
BBVA Mexico	0.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000151116
Shareholder Report [Line Items]
Fund Name	Global High Income Bond Fund
Class Name	Advisor Class
Trading Symbol	PAIHX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - Advisor Class	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global high yield bonds produced positive returns in 2025, supported by healthy credit fundamentals and resilient economies. The asset class overcame concerns about U.S. tariffs, several high-profile bankruptcies, and the longest U.S. government shutdown on record.

  Compared with the style-specific ICE BofA Global High Yield Index (hedged to USD), our defensive, risk-aware positioning contributed due to our avoidance of distressed issuers that underperformed during the period, including New Fortress Energy and Saks Global. Nielsen, a global leader in audience measurement, data, and analytics, added value in the media segment, as did our lower exposure to petrochemical company Braskem in the chemicals industry.

  Selection in the energy and information technology segments detracted, partly due to Brazilian energy company Raizen and McAfee, a provider of consumer cyber security services, respectively. Not owning the Warner Bros Discovery bonds that rallied when Paramount made an offer to acquire the company also weighed on relative results.

  The fund seeks high income and some capital appreciation. We reduced our holdings in European high yield amid concerns about rich valuations. Additionally, we trimmed our energy industry allocation due to softer oil prices and OPEC’s decision to expand production targets.

  The portfolio maintained allocations to select types of derivatives for hedging purposes. The fund had a material exposure to currency forward contracts during the reporting period, which had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global High Income Bond Fund (Advisor Class)	9.07%	3.95%	5.99%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
ICE BofA Global High Yield Index Hedged to USD (Strategy Benchmark)	8.61	4.19	6.32

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 728,231,000
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 3,469,000
InvestmentCompanyPortfolioTurnover	57.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$728,231 Number of Portfolio Holdings312
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	86.4%
Bank Loans	8.9
Municipal Securities	0.5
Preferred Stocks	0.3
Convertible Preferred Stocks	0.2
Common Stocks	0.2
Convertible Bonds	0.0
Short-Term and Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	2.2%
Venture Global Holdings	1.2
Jane Street Group	1.2
Level 3 Financing	1.0
CVS Health	1.0
IMA Industria Macchine Automatiche	1.0
Navient	0.9
Ecopetrol	0.9
CHS	0.9
BBVA Mexico	0.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159133
Shareholder Report [Line Items]
Fund Name	Global High Income Bond Fund
Class Name	I Class
Trading Symbol	RPOIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - I Class	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global high yield bonds produced positive returns in 2025, supported by healthy credit fundamentals and resilient economies. The asset class overcame concerns about U.S. tariffs, several high-profile bankruptcies, and the longest U.S. government shutdown on record.

  Compared with the style-specific ICE BofA Global High Yield Index (hedged to USD), our defensive, risk-aware positioning contributed due to our avoidance of distressed issuers that underperformed during the period, including New Fortress Energy and Saks Global. Nielsen, a global leader in audience measurement, data, and analytics, added value in the media segment, as did our lower exposure to petrochemical company Braskem in the chemicals industry.

  Selection in the energy and information technology segments detracted, partly due to Brazilian energy company Raizen and McAfee, a provider of consumer cyber security services, respectively. Not owning the Warner Bros Discovery bonds that rallied when Paramount made an offer to acquire the company also weighed on relative results.

  The fund seeks high income and some capital appreciation. We reduced our holdings in European high yield amid concerns about rich valuations. Additionally, we trimmed our energy industry allocation due to softer oil prices and OPEC’s decision to expand production targets.

  The portfolio maintained allocations to select types of derivatives for hedging purposes. The fund had a material exposure to currency forward contracts during the reporting period, which had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global High Income Bond Fund (I Class)	9.46%	4.34%	6.36%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
ICE BofA Global High Yield Index Hedged to USD (Strategy Benchmark)	8.61	4.19	6.32

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 728,231,000
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 3,469,000
InvestmentCompanyPortfolioTurnover	57.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$728,231 Number of Portfolio Holdings312
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	86.4%
Bank Loans	8.9
Municipal Securities	0.5
Preferred Stocks	0.3
Convertible Preferred Stocks	0.2
Common Stocks	0.2
Convertible Bonds	0.0
Short-Term and Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	2.2%
Venture Global Holdings	1.2
Jane Street Group	1.2
Level 3 Financing	1.0
CVS Health	1.0
IMA Industria Macchine Automatiche	1.0
Navient	0.9
Ecopetrol	0.9
CHS	0.9
BBVA Mexico	0.9

Updated Prospectus Web Address	www.troweprice.com/paperless